UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund August 31, 2012 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summaries	5
Disclosure of Fund expenses	14
Security type/sector allocations	17
Statements of net assets	20
Statements of operations	50
Statements of changes in net assets	52
Financial highlights	58
Notes to financial statements	76
Report of independent registered
public accounting firm	90
Other Fund information	91
Board of trustees/directors and
officers addendum	98
About the organization	108

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds	September 11, 2012

Performance preview (for the year ended August 31, 2012)
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+9.41%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+9.14%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+6.88%
Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+6.84%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+5.72%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 8.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+9.86%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+9.14%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 11.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

Economic backdrop

As the Funds’ fiscal year got under way in September 2011, signs were mounting that the U.S. economy was gradually improving. While this situation was interpreted positively for economically sensitive asset classes, it was also expected to lead to higher interest rates — a negative situation for most types of bonds. By the second half of the fiscal year, however, it became clear that the economy’s momentum was stalling:

  U.S. gross domestic product (GDP) — a measure of the goods and services produced by the nation — grew at an annualized rate of just 2.0% in the first quarter of 2012, down from 4.1% in the previous three-month period. In the second quarter of 2012, the rate of GDP growth slowed further, to an estimated 1.7%.

  Job creation remained persistently sluggish, as the unemployment rate fluctuated within a historically high range of 8.1% to 8.3% between January and August 2012.

  (U.S. Commerce Department, U.S. Labor Department)

Although individual localities around the country continued to experience fiscal struggles, we did not view this as an indication of deeply rooted risk in the municipal bond market as a whole. Instead, we saw isolated cases of municipalities dealing with specific challenges unique to their circumstances (such as underfunded pension plans or weak revenue streams).

Outside the United States, elevated debt levels in several European countries — most notably Greece, Spain, and Italy — continued to foster the region’s economic volatility. European policy makers hoped to avoid the worst-case scenario of a breakup of the shared euro currency, which would likely result in a massive disruption to the global economy. As the Funds’ fiscal year progressed, it appeared that a tentative framework for resolution was in place, but financial markets remained highly sensitive to the uncertainty of a successful ending to this fiscal crisis.

Economic conditions within Minnesota

(Note: Data cited below are from sources that include: U.S. Labor Department, Minnesota Management & Budget, and Moody’s Investors Service.)

As the Funds’ fiscal year came to a close, the state of Minnesota exhibited a fundamentally sound economy that was reasonably diversified, with a mix of manufacturing, services, and trade industries. Nonfarm payrolls for July 2012 came in at 2.7 million, up 2.2% from July 2011 and higher than the national average of 1.4%.

While the state’s unemployment rate has historically lagged national unemployment, it has seen its unemployment rate increase in recent months; the jobless rate increased from 5.6% in June 2012 to 5.8% in July 2012.

Minnesota’s fiscal 2012 proved to be strong, with revenues surpassing estimates more than once throughout the year. According to estimates released in July, General Fund receipts for fiscal 2012 were up $336 million (2.1%) above earlier forecasts. The state projects a $1.05 billion budget gap for the upcoming 2014-2015 biennium, down from the previous forecast of $1.9 billion.

Municipal bond market conditions

The Funds’ fiscal year coincided with a beneficial environment for many municipal bond investors. Amid the sluggish U.S. economic backdrop and potential fallout from the European debt situation, yields on U.S. Treasury debt stayed dramatically low. Investors therefore looked elsewhere for sources of competitive yield, and municipal bonds benefited from this attention.

Another factor helping to lift municipal bond prices was a favorable relationship between supply and demand. The relatively limited supply of tax-exempt bonds, paired with extremely strong demand from some investors, provided support for the asset class.

Several factors fueled the demand side of the equation. First, there were heavy flows back into investors’ hands through bond redemptions. Second, new inflows into municipal bond mutual funds remained high, as did demand from institutional investors. Institutional investors don’t often purchase municipal securities and don’t traditionally drive the market, but in this case they likely saw certain municipal bonds offering unusually attractive values relative to comparable opportunities among taxable bonds.

Another factor underlying the demand for municipal securities was investors’ search for higher yield amid a low interest rate environment. Accordingly, bonds that exhibited higher yields, including those with longer maturities and lower credit ratings, generally outperformed their counterparts. In fact, the best-performing maturity range of the municipal bond market (as measured by the Barclays Municipal Bond Index) was 22 years and longer, which gained 14.52%, compared with an advance of just 0.89% for bonds with maturities of less than two years. Similarly, BBB-rated bonds were up 15.40% for the same time period, compared with a gain of just 6.07% for the AAA segment within that index.

Maintaining a consistent strategy

Across the Funds, we maintained a consistent management approach, emphasizing bottom-up security selection. We made investment decisions based on our research on individual bonds, instead of reacting to macroeconomic trends or trying to predict interest rate movements.

The Funds’ portfolios regularly emphasize A-rated and BBB-rated bonds and also maintain some allocation to bonds rated below investment grade. Simultaneously, they tend to underweight AAA-rated and AA-rated securities, as these higher-quality bonds generally offer fewer prospects to uncover hidden value.

Our comfort level with the Funds’ elevated weighting in relatively credit-sensitive securities stems from the thoroughness of our credit research process and our confidence in its ability to help identify tax-exempt securities that offer a positive risk-versus-reward tradeoff.

The Funds entered the fiscal year well positioned in our view, given the income being generated by certain holdings acquired in a higher interest rate environment during 2009 and 2010. We did not make major changes to the Funds’ portfolio holdings during the fiscal year. The majority of activity focused on investing new cash that came into the Funds. We invested opportunistically, taking advantage of individual securities that we believed fit into each portfolio’s respective structure.

One noteworthy source of bond supply during the Funds’ fiscal year was Puerto Rico, and in late 2011 we added a number of Puerto Rican bonds that we believed were priced attractively. With a large amount of Puerto Rican issuance coming to market in a

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

relatively short time period, we followed our rigorous research process in identifying what we believed to be meaningful additions to each Fund’s portfolio.

Notable sectors and securities

As we mentioned earlier, the best-performing bonds in the municipal marketplace were those with longer maturity dates and relatively lower credit ratings. By a similar token, the municipal bond market’s best-performing sectors were those composed predominantly of bonds with these characteristics.

The outperformance of lower-rated bonds proved favorable for our style of investing. Looking at the strongest individual contributors to each Fund’s results, we note that they are representative of the trend in which long-dated, lower-credit-quality issues enjoyed a performance advantage.

Within the Funds

Delaware Tax-Free Minnesota Fund benefited from owning a variety of bonds in the healthcare sector. Notable performers included nonrated senior housing bonds issued for the Marian Center, a St. Paul continuing care retirement community (CCRC), with a 2043 maturity date. Another strong performer was a healthcare bond for Guardian Angels Health Services, a CCRC in Sherburne County, maturing in 2036.

In contrast, relatively weaker performers included electric utility bonds for the Western Minnesota Municipal Power Agency as well as local general obligation debt issued by the Morris Independent School District, the latter of which were short-dated, high-quality bonds. Both of these securities turned in positive gains for the year, but they lagged the overall gains posted by longer-dated and lower-rated securities.

The strongest-performing securities within Delaware Tax Free Minnesota Intermediate Fund included Minnesota Tobacco Securitization Authority tobacco settlement revenue bonds with a 2031 maturity date and an A- rating from Standard & Poor’s (S&P). The Fund’s strong performers also included nonrated Rochester healthcare and housing bonds for Samaritan Bethany, a CCRC. These securities bore a 2029 maturity date.

On the other hand, the Fund’s position in Minnesota state general obligation bonds was among the relative laggards, given that these securities maintained S&P’s highest credit rating of AAA and were scheduled to mature in 2015. Other underperformers included Minnesota 911 revenue bonds (part of a public safety project), which advanced mildly during the fiscal year, as their 2014 maturity date and AA+ S&P rating rendered them somewhat out of favor.

Within Delaware Minnesota High-Yield Municipal Bond Fund, the strongest performers included bonds for the Marian Center CCRC in St. Paul, as well as bonds issued for Orleans Homes, a residential homebuilder with a maturity date of 2042. In contrast, underperformers included Minnesota state general obligation bonds maturing in 2016 and Southern Minnesota Municipal Power Agency bonds maturing in 2012; both issues failed to gain much ground during the Fund’s fiscal year, due in large part to their near-term maturity dates.

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through August 31, 2012
	1 year	5 years	10 years
Class A (Est. Feb. 27, 1984)
Excluding sales charge	+9.41%	+5.84%	+5.11%
Including sales charge	+4.47%	+4.87%	+4.63%
Class B (Est. March 11, 1995)
Excluding sales charge	+8.59%	+5.05%	+4.47%
Including sales charge	+4.59%	+4.80%	+4.47%
Class C (Est. May 4, 1994)
Excluding sales charge	+8.58%	+5.06%	+4.32%
Including sales charge	+7.58%	+5.06%	+4.32%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free Minnesota Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.65% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.92%	1.67%	1.67%
(without fee waivers)
Net expenses	0.90%	1.65%	1.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free Minnesota Fund — Class A shares	$9,550	$15,698

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 7.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class B	DMOBX	928928696
Class C	DMOCX	928918408

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through August 31, 2012
	1 year	5 years	10 years
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+6.88%	+5.28%	+4.60%
Including sales charge	+3.98%	+4.70%	+4.31%
Class B (Est. Aug. 15, 1995)
Excluding sales charge	+5.96%	+4.41%	+4.15%
Including sales charge	+3.96%	+4.41%	+4.15%
Class C (Est. May 4, 1994)
Excluding sales charge	+5.96%	+4.41%	+3.73%
Including sales charge	+4.96%	+4.41%	+3.73%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 9. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.69% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.95%	1.70%	1.70%
(without fee waivers)
Net expenses	0.84%	1.69%	1.69%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$16,321
Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$15,236

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 9. Please note additional details on pages 8 through 10.

The chart also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2002. The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class B	DVSBX	928928399
Class C	DVSCX	928930205

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through August 31, 2012
	1 year	5 years	10 years
Class A (Est. June 4, 1996)
Excluding sales charge	+9.86%	+6.00%	+5.64%
Including sales charge	+4.95%	+5.03%	+5.15%
Class B (Est. June 12, 1996)
Excluding sales charge	+8.93%	+5.21%	+5.00%
Including sales charge	+4.93%	+4.96%	+5.00%
Class C (Est. June 7, 1996)
Excluding sales charge	+9.03%	+5.20%	+4.84%
Including sales charge	+8.03%	+5.20%	+4.84%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 12. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.64% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.98%	1.73%	1.73
(without fee waivers)
Net expenses	0.89%	1.64%	1.64
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Minnesota High-Yield Municipal Bond Fund — Class A shares	$9,550	$16,515

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 12. Please note additional details on pages 11 through 13.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class B	DVMYX	928928290
Class C	DVMMX	928928282

Disclosure of Fund expenses
For the six-month period from March 1, 2012 to August 31, 2012 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2012 to August 31, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,029.20	0.90%	$4.59
Class B	1,000.00	1,025.30	1.65%	8.40
Class C	1,000.00	1,025.30	1.65%	8.40
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.61	0.90%	$4.57
Class B	1,000.00	1,016.84	1.65%	8.36
Class C	1,000.00	1,016.84	1.65%	8.36

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,019.70	0.84%	$4.26
Class B	1,000.00	1,016.30	1.69%	8.57
Class C	1,000.00	1,016.30	1.69%	8.57
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.91	0.84%	$4.27
Class B	1,000.00	1,016.64	1.69%	8.57
Class C	1,000.00	1,016.64	1.69%	8.57

Disclosure of Fund expenses

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,035.90	0.89%	$4.55
Class B	1,000.00	1,032.00	1.64%	8.38
Class C	1,000.00	1,032.00	1.64%	8.38
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.66	0.89%	$4.52
Class B	1,000.00	1,016.89	1.64%	8.31
Class C	1,000.00	1,016.89	1.64%	8.31

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Security type/sector allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.76%
Corporate-Backed Revenue Bonds	7.28%
Education Revenue Bonds	8.06%
Electric Revenue Bonds	4.74%
Healthcare Revenue Bonds	34.94%
Housing Revenue Bonds	6.27%
Lease Revenue Bonds	3.15%
Local General Obligation Bonds	11.11%
Pre-Refunded/Escrowed to Maturity Bonds	11.86%
Special Tax Revenue Bonds	3.75%
State General Obligation Bonds	5.91%
Transportation Revenue Bonds	1.60%
Water & Sewer Revenue Bonds	1.09%
Short-Term Investments	0.32%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	100.12%
Corporate-Backed Revenue Bonds	6.72%
Education Revenue Bonds	13.37%
Electric Revenue Bonds	8.91%
Healthcare Revenue Bonds	28.70%
Housing Revenue Bonds	1.51%
Lease Revenue Bonds	2.95%
Local General Obligation Bonds	18.58%
Pre-Refunded/Escrowed to Maturity Bonds	3.93%
Special Tax Revenue Bonds	4.08%
State General Obligation Bonds	5.20%
Transportation Revenue Bonds	3.70%
Water & Sewer Revenue Bonds	2.47%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.47%
Corporate-Backed Revenue Bonds	6.78%
Education Revenue Bonds	10.00%
Electric Revenue Bonds	6.48%
Healthcare Revenue Bonds	38.40%
Housing Revenue Bonds	9.54%
Lease Revenue Bonds	2.56%
Local General Obligation Bonds	10.32%
Pre-Refunded Bonds	3.16%
Special Tax Revenue Bonds	8.26%
State General Obligation Bonds	2.08%
Transportation Revenue Bonds	1.48%
Water & Sewer Revenue Bonds	0.41%
Short-Term Investments	0.89%
Total Value of Securities	100.36%
Liabilities Net of Receivables and Other Assets	(0.36%)
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Minnesota Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 99.76%
Corporate-Backed Revenue Bonds – 7.28%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$7,000,000	$7,019,460
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,385,280
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	19,775,000	22,355,242
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	7,400,274
		45,160,256
Education Revenue Bonds – 8.06%
Duluth Housing & Redevelopment Authority Lease Revenue
(Public Schools Academy)
Series A 5.875% 11/1/40	3,500,000	3,622,325
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/28	8,900,000	10,177,950
5.00% 10/1/29 (NATL-RE)	5,665,000	6,232,236
Refunding 5.00% 10/1/20	1,060,000	1,313,372
Refunding 5.00% 10/1/21	1,340,000	1,680,963
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,291,013
Series 6-J1 5.00% 5/1/36	2,225,000	2,264,561
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,612,575
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,127,000
Series 7-D
5.00% 3/1/30	1,500,000	1,716,435
5.00% 3/1/40	3,000,000	3,328,560
(St. Catherine University) Series 7-Q
5.00% 10/1/21	1,300,000	1,519,206
5.00% 10/1/23	350,000	406,543
5.00% 10/1/24	475,000	548,402
5.00% 10/1/27	200,000	227,852
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,185,440
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,452,550
Series 7-A 5.00% 10/1/39	2,000,000	2,236,580
State Scholastic College) Series 7-J 6.30% 12/1/40	1,800,000	2,064,888
		50,008,451

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.74%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/42	$1,500,000	$1,678,395
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,183,090
Hutchinson Public Utilities Commission Revenue Series A
4.00% 12/1/21	700,000	793,387
5.00% 12/1/19	520,000	629,699
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,172,200
Series A
5.00% 10/1/34	6,250,000	6,698,563
5.125% 10/1/29	3,000,000	3,221,700
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38	2,000,000	2,139,020
^ Southern Minnesota Municipal Power Agency Supply
System Revenue Capital Appreciation
Series A 6.70% 1/1/25 (NATL-RE)	5,000,000	3,309,050
Western Minnesota Municipal Power Agency Refunding
Series A 5.00% 1/1/27	3,750,000	4,589,400
		29,414,504
Healthcare Revenue Bonds – 34.94%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Healthcare Center) 5.60% 2/1/32	2,100,000	2,159,850
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,617,225
6.20% 7/1/45	2,000,000	2,150,020
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A
7.00% 11/1/40	1,000,000	1,076,750
7.00% 11/1/46	1,220,000	1,302,033
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,180,290
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,782,566

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	$2,500,000	$2,637,275
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,309,850
5.40% 8/1/40	1,000,000	1,047,120
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/31	1,000,000	1,014,080
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	3,088,119
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625%11/15/28	3,000,000	3,595,440
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,363,258
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,592,275
5.00% 11/15/34 (AMBAC)	4,750,000	4,915,158
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,060,080
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,653,700
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,888,105
5.25% 8/15/35	2,085,000	2,382,300
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,028,920
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,895,834
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,345,533
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,887,500
5.50% 2/15/25 (ASSURED GTY)	5,120,000	6,048,461
(Fairview Health Care System)
Un-refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,311
6.375% 11/15/29	15,000	15,031

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	$3,785,000	$3,973,077
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany)
Series A 7.375% 12/1/41	5,220,000	5,893,902
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	9,750,000	10,209,225
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	7,427,750
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	2,029,672
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/27	1,280,000	1,320,192
6.375% 9/1/42	2,435,000	2,598,389
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,047,380
5.25% 9/1/34	7,000,000	7,144,340
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services)
5.55% 10/1/36	1,500,000	1,529,880
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,121,630
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,667,020
Series A
5.00% 5/1/25	1,035,000	1,080,302
5.125% 5/1/30	10,350,000	11,431,574
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series C
5.50% 7/1/23	3,000,000	3,362,670
5.625% 7/1/26	1,925,000	2,148,185
5.75% 7/1/30	5,000,000	5,606,900
Refunding 5.75% 7/1/39	16,975,000	19,085,501
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	8,223,979
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,264,451

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	$5,720,000	$6,693,773
Series A-1 5.25% 11/15/29	5,605,000	6,260,561
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,227,080
6.00% 11/15/35	10,340,000	10,863,513
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding
(Marian Center Project) Series A
5.30% 11/1/30	500,000	495,820
5.375% 5/1/43	500,000	486,560
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,026,920
Washington County Housing & Redevelopment
Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,527,975
Washington County Housing & Redevelopment Authority
Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	1,001,030
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	1,050,000	1,083,495
5.75% 11/1/39	2,365,000	2,466,364
6.00% 5/1/47	3,685,000	3,880,379
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation)
4.50% 7/1/25	850,000	887,111
4.65% 7/1/26	540,000	562,977
		216,846,661
Housing Revenue Bonds – 6.27%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,502,445
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	730,000	731,044

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily Housing Revenue (continued)
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	$8,000,000	$8,233,200
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	815,000	818,333
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD)	1,320,000	1,321,808
Minnesota Housing Finance Agency
(Residential Housing)
•Series D 4.80% 7/1/38 (AMT)	2,295,000	2,347,647
Series I 4.85% 7/1/38 (AMT)	1,790,000	1,834,213
Series I 5.15% 7/1/38 (AMT)	4,780,000	4,926,364
Series L 5.10% 7/1/38 (AMT)	8,970,000	9,302,518
Series M 4.875% 7/1/37 (AMT)	4,425,000	4,527,129
Minnesota Housing Finance Agency
Homeownership Finance
(Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,455,000	2,732,317
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	600,000	600,708
		38,877,726
Lease Revenue Bonds – 3.15%
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,527,975
5.25% 12/1/27	3,840,000	3,864,998
Series 3-12 5.125% 12/1/27	3,000,000	3,144,630
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,099,300
Series 3-11 5.00% 12/1/27	2,500,000	2,607,325
Series 9 5.25% 12/1/27	725,000	729,720
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science
Research Facilities Funding Program)
Series A 5.00% 8/1/35	3,960,000	4,558,000
		19,531,948

Statements of net assets
Delaware Tax-Free Minnesota Fund

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 11.11%
	Anoka County Capital Improvement
	Series A 5.00% 2/1/22	$500,000	$594,840
	Brainerd Independent School District #181 Refunding
	(School Building) Series A
	4.00% 2/1/22	2,255,000	2,507,921
	4.00% 2/1/23	5,990,000	6,612,601
	Farmington Independent School District #192
	(School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	11,642,864
	Lakeville Independent School District #194
	(School Building) Refunding
	Series A 4.75% 2/1/22 (AGM)	6,850,000	6,957,682
^	Mahtomedi Independent School District #832 Capital
	Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,529,143
	Metropolitan Council Waste Water Treatment
	Series B 5.00% 12/1/21	1,200,000	1,306,284
	Series C 5.00% 3/1/28	5,000,000	5,577,650
	Minneapolis Library 5.00% 12/1/25	1,500,000	1,516,605
	Morris Independent School District #769
	(School Building) 5.00% 2/1/24 (NATL-RE)	4,875,000	4,960,605
	New Brighton Tax Increment
	Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,149,580
	Prior Lake-Savage Independent School District #719
	(School Building) Series B 5.00% 2/1/19 (AGM)	3,145,000	3,453,493
	Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,077,925
^	Sartell-St. Stephen Independent School District #748
	Capital Appreciation Refunding Series B
	6.05% 2/1/15 (NATL-RE)	1,075,000	1,043,406
	6.10% 2/1/16 (NATL-RE)	1,750,000	1,669,675
	South Washington County Independent School District #833
	(School Building) Series A
	4.75% 2/1/25	2,500,000	2,806,425
	4.75% 2/1/26	3,600,000	4,026,096
	4.75% 2/1/27	2,300,000	2,563,557
	Staples United Hospital District (Todd Morrison ETC
	Hospital Health Care Facilities-Lakewood)
	5.00% 12/1/21	2,000,000	2,122,980
	5.125% 12/1/24	1,000,000	1,055,810

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Thief River Falls Independent School District #564
(School Building) 4.00% 2/1/30	$800,000	$891,232
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/25	2,210,000	2,662,696
5.00% 2/1/27	1,000,000	1,192,360
		68,921,430
§Pre-Refunded / Escrowed to Maturity Bonds – 11.86%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	511,835
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,730,320
(Bloomington Mortgage) Refunding
Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,820,189
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Subordinate Series A 5.00%
1/1/22-13 (NATL-RE)	2,000,000	2,032,200
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/22-12 (AGM)	5,135,000	5,155,694
Southern Minnesota Municipal Power Agency Power
Supply Revenue Refunding
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	719,319
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,073,610
Series A 5.75% 1/1/18-13	3,790,000	4,068,982
Series B 5.50% 1/1/15 (AMBAC)	270,000	271,995
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	7,000,000	7,622,860
University of Minnesota Series A 5.50% 7/1/21	12,500,000	15,665,875
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	893,500
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22-13 (AGM)	1,000,000	1,020,130
5.00% 2/1/25-13 (AGM)	1,000,000	1,020,130
		73,606,639

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 3.75%
Hennepin County Sales Tax Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	$2,100,000	$2,477,958
5.00% 12/15/20	1,000,000	1,179,980
5.00% 12/15/24	1,150,000	1,336,220
Minneapolis Development Revenue
(Limited-Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	3,492,330
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,005,880
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24	2,925,000	3,441,643
5.00% 6/1/25	2,000,000	2,340,260
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue First Subordinated Series A
5.50% 8/1/42	2,500,000	2,702,700
5.75% 8/1/37	4,760,000	5,315,158
		23,292,129
State General Obligation Bonds – 5.91%
Minnesota State
Series A
5.00% 10/1/24	8,750,000	10,926,037
5.00% 10/1/27	5,280,000	6,495,034
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	6,098,550
(Various Purposes) Series A 4.00% 8/1/27	3,250,000	3,681,568
Puerto Rico Commonwealth Public Improvement Refunding
Series C 6.00% 7/1/39	2,800,000	3,067,792
Series D 5.75% 7/1/41	6,000,000	6,417,180
		36,686,161
Transportation Revenue Bonds – 1.60%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Series A 5.00% 1/1/28	1,250,000	1,428,900
St. Paul Housing & Redevelopment Authority Parking
Revenue Refunding (Parking Facilities Project) Series A
5.00% 8/1/30	1,870,000	2,084,844
5.00% 8/1/35	1,145,000	1,214,696
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,648,350

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul Port Authority Revenue Refunding
(Amherst H Wilder Foundation) Series 3
5.00% 12/1/36	$3,200,000	$3,556,960
		9,933,750
Water & Sewer Revenue Bonds – 1.09%
Metropolitan Council Waste Water Revenue Series B
4.00% 9/1/27	2,400,000	2,682,552
5.00% 9/1/25	3,245,000	4,108,235
		6,790,787
Total Municipal Bonds (cost $567,355,032)		619,070,442

Short-Term Investments – 0.32%
¤Variable Rate Demand Notes – 0.32%
Brooklyn Center Revenue Refunding
(Brookdale Corporation II Project)
0.21% 12/1/14 (LOC-US Bank N.A.)	100,000	100,000
Center City Health Care Facilities Revenue
(Hazelden Foundation Project)
0.21% 11/1/35 (LOC-US Bank N.A.)	400,000	400,000
Minneapolis & St. Paul Housing & Redevelopment
Authority (Allina Health System)
Series B-1 0.18% 11/15/35
(LOC–JPMorgan Chase Bank N.A.)	500,000	500,000
St. Paul Housing & Redevelopment Authority Revenue
(Minnesota Public Radio Project)
0.20% 5/1/22 (LOC–JPMorgan Chase Bank N.A.)	700,000	700,000
St. Paul Port Authority Revenue
(Minnesota Public Radio Project)
Series 7 0.20% 5/1/25
(LOC–JPMorgan Chase Bank N.A.)	265,000	265,000
Total Short-Term Investments (cost $1,965,000)		1,965,000

Statements of net assets
Delaware Tax-Free Minnesota Fund

Total Value of Securities – 100.08%
(cost $569,320,032)	$621,035,442
Liabilities Net of Receivables and
Other Assets – (0.08%)	(491,558)
Net Assets Applicable to 47,626,266
Shares Outstanding – 100.00%	$620,543,884

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($577,061,150 / 44,298,485 Shares)	$13.03
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($2,114,438 / 162,192 Shares)	$13.04
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($41,368,296 / 3,165,589 Shares)	$13.07

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$565,231,623
Distributions in excess of net investment income	(150,996)
Accumulated net realized gain on investments	3,747,847
Net unrealized appreciation of investments	51,715,410
Total net assets	$620,543,884

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$13.03
Sales charge (4.50% of offering price) (B)	0.61
Offering price	$13.64

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 100.12%
Corporate-Backed Revenue Bonds – 6.72%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,695,000	$1,699,712
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	786,120
Minneapolis Community Planning & Economic
Development Agency (Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	610,000	615,527
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	4,000,000	4,521,920
		7,623,279
Education Revenue Bonds – 13.37%
Minnesota Colleges & Universities Revenue Fund Series A
4.00% 10/1/18	1,000,000	1,164,420
5.00% 10/1/28	1,000,000	1,143,590
Refunding 4.00% 10/1/18	1,190,000	1,385,660
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,134,370
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	273,525
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	803,648
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	497,590
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	367,673
4.50% 10/1/23	265,000	296,686
(State Scholastic College) Series H 5.125% 12/1/30	1,000,000	1,092,160
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,706,626
Series 6-X 5.00% 4/1/24	1,000,000	1,110,120
University of Minnesota Series A
5.00% 12/1/23	1,000,000	1,229,730
5.00% 12/1/26	1,000,000	1,237,500
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt)
5.00% 8/1/18	1,500,000	1,716,749
		15,160,047

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 8.91%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) Series E
5.00% 1/1/21	$1,095,000	$1,305,645
5.00% 1/1/23	1,000,000	1,194,520
5.00% 1/1/24	500,000	591,810
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,079,090
Hutchinson Public Utility Commission Revenue Series A
5.00% 12/1/19	500,000	605,480
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,094,750
Northern Municipal Power Agency Electric
System Revenue
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,168,970
Series A 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,099,950
Series A 5.00% 1/1/16 (ASSURED GTY)	700,000	797,125
Southern Minnesota Municipal Power Agency
System Revenue Series A
5.25% 1/1/16 (AMBAC)	500,000	574,555
Western Minnesota Municipal Power Agency Refunding
Series A 4.00% 1/1/29	540,000	591,430
		10,103,325
Healthcare Revenue Bonds – 28.70%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	750,000	811,523
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	522,360
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,797,720
Series B 6.50% 11/15/38 (ASSURED GTY)	1,000,000	1,195,840
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,334,586

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	$1,000,000	$1,166,180
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	890,860
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,026,860
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,953,350
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	477,807
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Refunding Series A
6.00% 7/1/33	890,000	1,014,556
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding
Series A 6.875% 12/1/29	950,000	1,061,891
Rochester Health Care Facilities Revenue
• (Mayo Clinic) Series A 4.00% 11/15/30	1,000,000	1,155,550
• (Mayo Clinic) Series C 4.50% 11/15/38	3,000,000	3,643,949
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,094,660
Sartell Health Care Revenue
(Country Manor Campus Project) Series A
5.00% 9/1/21	1,050,000	1,095,612
6.125% 9/1/30	845,000	897,559
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	566,505
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,115,100
Series C 5.625% 7/1/26	2,500,000	2,789,850
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A-2 5.25% 11/15/28	2,000,000	2,236,620

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Gillette Children’s Specialty Project)
5.00% 2/1/20	$500,000	$515,985
5.00% 2/1/27	1,000,000	1,074,450
(Senior Carondelet Village Project)
Series A 6.25% 8/1/30	1,000,000	1,081,180
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series B 4.875% 5/1/19	1,000,000	1,011,550
		32,532,103
Housing Revenue Bonds – 1.51%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments) Series A
6.75% 5/1/21 (HUD)	1,375,000	1,376,883
Minnesota Housing Finance Agency Residential Housing
Series I 5.10% 7/1/20 (AMT)	330,000	330,535
		1,707,418
Lease Revenue Bonds – 2.95%
Puerto Rico Public Finance (Commonwealth Appropriate)
Series B 6.00% 8/1/25	1,125,000	1,296,135
St. Paul Housing & Redevelopment Authority Refunding
(Minnesota Public Radio)
5.00% 12/1/25	1,000,000	1,138,500
Virginia Housing & Redevelopment Authority
Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	913,343
		3,347,978
Local General Obligation Bonds – 18.58%
Anoka County Capital Improvements
Series C 5.00% 2/1/27	500,000	587,435
Anoka-Hennepin Independent School District #11
(School Building) Refunding 5.00% 2/1/17	1,000,000	1,181,560
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,780,400
Duluth Independent School District #709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,946,305

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County Series B 4.00% 12/1/20	$500,000	$597,805
Mankato Independent School District #77
(School Building) Series A 4.125% 2/1/22	1,000,000	1,126,650
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	648,211
5.00% 3/1/28	1,000,000	1,115,530
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,626,135
Olmsted County Refunding Series A 4.00% 2/1/24	2,000,000	2,319,600
Robbinsdale Independent School District #281
Series A 5.00% 2/1/20	1,850,000	2,351,332
South Washington County Independent School District #833
(School Building) Series A 4.00% 2/1/22	750,000	824,970
St. Paul Independent School District #625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,105,853
Thief River Falls Independent School District #564
4.00% 2/1/30	500,000	557,020
White Bear Lake Independent School District #624
(Alternative Facilities) Series B
4.75% 2/1/22	1,000,000	1,159,920
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/23	500,000	610,845
5.00% 2/1/27	440,000	524,638
		21,064,209
§Pre-Refunded/Escrowed to Maturity Bonds – 3.93%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18-15	1,000,000	1,116,310
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A 6.125% 8/1/29-14	5,000	5,418
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,500,000	1,640,310
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,187,530
5.75% 7/1/18	400,000	502,104
		4,451,672

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 4.08%
@Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	$415,000	$396,765
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,457,652
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,376,002
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,132,310
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue First Subordinate
Un-refunded Series A 6.125% 8/1/29	245,000	261,114
		4,623,843
State General Obligation Bonds – 5.20%
Minnesota State
Refunding 5.00% 8/1/15	2,000,000	2,267,560
State Trunk Highway Series B 5.00% 10/1/22	400,000	507,004
Minnesota State Refunding (Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,246,180
Series D 4.00% 8/1/17	645,000	748,677
Puerto Rico Commonwealth Public Improvement
Series A 5.50% 7/1/19 (NATL-RE) (IBC)	1,000,000	1,120,630
		5,890,051
Transportation Revenue Bonds – 3.70%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Refunding Senior Series A
5.00% 1/1/13 (AMT)	500,000	508,035
5.00% 1/1/22 (AMBAC)	1,260,000	1,417,513
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,133,970
Subordinate Series D 5.00% 1/1/22 (AMT)	1,000,000	1,138,150
		4,197,668
Water & Sewer Revenue Bonds – 2.47%
Minnesota Public Facilities Authority
Series A 5.00% 3/1/22	1,000,000	1,286,540
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,517,225
		2,803,765
Total Municipal Bonds (cost $105,255,114)		113,505,358

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

Total Value of Securities – 100.12%
(cost $105,255,114)	$113,505,358
Liabilities Net of Receivables
and Other Assets – (0.12%)	(136,255)
Net Assets Applicable to 9,826,217
Shares Outstanding – 100.00%	$113,369,103

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($97,032,239 / 8,412,750 Shares)	$11.53
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($126,636 / 10,947 Shares)	$11.57
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($16,210,228 / 1,402,520 Shares)	$11.56

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$105,093,096
Undistributed net investment income	2,522
Accumulated net realized gain on investments	23,241
Net unrealized appreciation of investments	8,250,244
Total net assets	$113,369,103

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $396,765, which represented 0.35% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$11.53
Sales charge (2.75% of offering price) (B)	0.33
Offering price	$11.86

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 99.47%
Corporate-Backed Revenue Bonds – 6.78%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$2,700,000	$2,707,506
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,834,280
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	4,000,000	4,521,920
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A
5.20% 6/1/27	1,750,000	1,782,585
		10,846,291
Education Revenue Bonds – 10.00%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	533,610
Duluth Housing & Redevelopment Authority
(Public School Academy)
Series A 5.875% 11/1/40	1,000,000	1,034,950
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	717,220
Series 6-J1 5.00% 5/1/36	1,000,000	1,017,780
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,567,545
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,042,190
(St. Catherine University) Series 7-Q
5.00% 10/1/25	325,000	373,497
5.00% 10/1/26	280,000	320,410
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	902,558
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	1,041,390
5.00% 10/1/22	1,000,000	1,107,030
(State Scholastic College) Series H 5.125% 12/1/40	750,000	807,248
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,637,324
Series 7-A 5.00% 10/1/39	1,000,000	1,118,290
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue (Nova Classical Academy)
Series A 6.625% 9/1/42	1,500,000	1,632,075
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,148,460
		16,001,577

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 6.48%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	$1,000,000	$1,079,090
Hutchinson Utilities Commission Series A
5.00% 12/1/22	490,000	602,235
5.00% 12/1/26	360,000	431,446
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,947,367
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,193,160
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,665,000	1,732,616
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	500,000	574,555
Western Minnesota Municipal Power Agency Refunding
Series A 5.00% 1/1/29	1,500,000	1,816,004
		10,376,473
Healthcare Revenue Bonds – 38.40%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	728,658
Anoka Health Care Facility Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,760,946
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project)
Series A 6.875% 5/1/40	1,000,000	1,098,080
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,031,320
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,109,820
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	500,450
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,121,989
5.00% 4/1/31	1,965,000	1,992,667

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	$1,000,000	$1,019,450
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,321,154
5.25% 5/1/37	1,000,000	1,046,820
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,277,112
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	298,960
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,104,310
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	550,237
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	1,000,440
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Luthern Home Project) Series A 5.15% 6/1/29	550,000	550,127
Northfield Hospital Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,046,180
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,627,725
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	413,032
6.00% 4/1/41	1,250,000	1,283,063
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,117,780
7.375% 12/1/41	375,000	423,413
Rochester Health Care Facilities Revenue (Mayo Clinic)
4.00% 11/15/41	3,750,000	3,926,625
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/22	1,080,000	1,137,532
6.25% 9/1/36	925,000	988,168

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	$1,000,000	$1,020,620
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,666,755
Series A 5.125% 5/1/30	2,125,000	2,347,063
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	3,830,000	4,306,183
Series C 5.50% 7/1/23	1,000,000	1,120,890
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,041,010
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	817,440
St. Paul Housing & Redevelopment Authority Health
Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,223,456
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,061,400
6.00% 11/15/30	1,000,000	1,056,770
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding (Marion Center Project)
Series A 5.375% 5/1/43	1,000,000	973,120
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,070,140
5.00% 6/1/35	1,000,000	1,026,920
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,018
Washington County Housing & Redevelopment
Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,018,650
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	260,000	268,294
5.75% 11/1/39	590,000	615,287
6.00% 5/1/47	920,000	968,778

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	$1,500,000	$1,570,410
		61,474,262
Housing Revenue Bonds – 9.54%
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	926,210
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	2,025,000	2,027,896
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,090,000	1,090,371
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	510,000	510,699
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	461,533	475,577
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	591,885
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,316,370
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	855,000	875,913
Series I 4.85% 7/1/38 (AMT)	1,030,000	1,055,441
Series L 5.10% 7/1/38 (AMT)	1,365,000	1,415,601
Series M 4.875% 7/1/37 (AMT)	2,455,000	2,511,660
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue
(Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	760,268
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	706,313
		15,264,204
Lease Revenue Bonds – 2.56%
St. Paul Port Authority Lease Revenue
(Robert Street Office Building Project) Series 3-11
5.00% 12/1/27	1,000,000	1,042,930
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt)
5.00% 8/1/29	2,660,000	3,054,611
		4,097,541

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 10.32%
Chaska Independent School District #112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	$1,000,000	$1,078,560
Farmington Independent School District #192
(School Building) Series B 5.00% 2/1/27 (AGM)	1,000,000	1,087,610
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,249,026
Hopkins Independent School District #270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	1,055,000	1,146,110
Lakeville Independent School District #194
(School Building ) Refunding
Series A 4.75% 2/1/22 (AGM)	1,000,000	1,015,720
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	544,285
Series C 5.00% 3/1/28	1,000,000	1,115,530
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,626,135
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	792,398
South Washington County Independent School District #833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,671,884
Thief River Falls Independent School District #564
(School Building) Series A 4.00% 2/1/30	865,000	963,645
Staples United Hospital District (Todd Morrison ETC
Hospital-Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	647,509
5.125% 12/1/24	205,000	216,441
5.25% 12/1/26	1,540,000	1,624,269
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,739,879
		16,519,001
§Pre-Refunded Bonds – 3.16%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,059,330
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
Refunding 5.00% 9/1/20-16	1,150,000	1,343,131
Minnesota State 5.00% 8/1/21-13 (AGM)	1,250,000	1,304,825
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30-13 (NATL-RE)	1,335,000	1,356,453
		5,063,739

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 8.26%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	$1,000,000	$1,186,700
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,769,970
5.00% 12/15/24	1,000,000	1,161,930
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,215,876
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	713,306
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	502,265
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,175,520
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue First Subordinated
Series A 5.00% 8/1/46	1,750,000	1,888,827
Series C 5.75% 8/1/37	790,000	882,138
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,676,820
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,054,110
		13,227,462
State General Obligation Bonds – 2.08%
Minnesota State Series A
5.00% 10/1/24	1,000,000	1,248,690
5.00% 10/1/27	1,000,000	1,230,120
(Various Purposes) 4.00% 8/1/27	750,000	849,593
		3,328,403
Transportation Revenue Bonds – 1.48%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Series A Refunding 5.00% 1/1/15 (AMT)	1,000,000	1,097,740
Unrefunded Portion 5.00% 1/1/28 (NATL-RE)	1,260,000	1,268,996
		2,366,736

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.41%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue (Senior Lien) Series A
5.25% 7/1/42	$260,000	$261,669
6.00% 7/1/47	365,000	399,734
		661,403
Total Municipal Bonds (cost $149,525,137)		159,227,092

	Number of shares
Short-Term Investments – 0.89%
Money Market Instrument – 0.27%
Minnesota Municipal Cash Trust	429,529	429,529
		429,529

	Principal amount
¤Variable Rate Demand Notes – 0.62%
Center City Health Care Facilities Revenue
(Hazelden Foundation Project)
0.21% 11/1/35 (LOC–US Bank N.A.)	$500,000	500,000
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care (Allina Health System)
Series B-1 0.18% 11/15/35
(LOC-JPMorgan Chase Bank N.A.)	500,000	500,000
		1,000,000
Total Short-Term Investments (cost $1,429,529)		1,429,529

Total Value of Securities – 100.36%
(cost $150,954,666)		160,656,621
Liabilities Net of Receivables
and Other Assets – (0.36%)		(579,257)
Net Assets Applicable to 14,443,082
Shares Outstanding – 100.00%		$160,077,364

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($124,717,631 / 11,257,482 Shares)	$11.08
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($1,927,850 / 173,763 Shares)	$11.09
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($33,431,883 / 3,011,837 Shares)	$11.10

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$153,706,617
Accumulated net realized loss on investments	(3,331,208)
Net unrealized appreciation of investments	9,701,955
Total net assets	$160,077,364

@	Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $2,538,324, which represented 1.59% of the Fund’s net assets. See Note 9 “Notes to financial statements.”
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$11.08
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.60

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year Ended August 31, 2012

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$28,073,874	$4,283,023	$7,054,320

Expenses:
Management fees	3,232,727	541,102	812,205
Distribution expenses – Class A	1,391,877	233,441	289,777
Distribution expenses – Class B	26,867	1,304	22,745
Distribution expenses – Class C	369,395	146,455	293,434
Dividend disbursing and transfer agent fees
and expenses	298,134	85,867	117,334
Accounting and administration expenses	233,719	42,398	57,852
Legal fees	55,925	10,689	14,026
Reports and statements to shareholders	45,978	11,544	15,276
Registration fees	39,672	22,280	11,006
Trustees’ fees	28,770	5,219	7,102
Audit and tax	23,463	13,483	14,030
Pricing fees	15,094	8,962	11,086
Custodian fees	12,598	2,525	3,376
Insurance fees	10,712	2,431	2,598
Consulting fees	5,297	967	1,322
Trustees’ expenses	1,748	314	425
Dues and services	—	2,048	1,160
	5,791,976	1,131,029	1,674,754
Less fees waived	(125,525)	(3,233)	(123,726)
Less waived distribution expenses – Class A	—	(93,377)	—
Less expense paid indirectly	(240)	(52)	(79)
Total operating expenses	5,666,211	1,034,367	1,550,949
Net Investment Income	22,407,663	3,248,656	5,503,371

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$3,795,510	$736,277	$(37,455)
Net change in unrealized appreciation
(depreciation) of investments	26,931,845	3,068,062	8,052,212
Net Realized and Unrealized Gain
on Investments	30,727,355	3,804,339	8,014,757

Net Increase in Net Assets Resulting
from Operations	$53,135,018	$7,052,995	$13,518,128

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$22,407,663	$23,219,831
Net realized gain	3,795,510	5,727,375
Net change in unrealized appreciation (depreciation)	26,931,845	(17,549,949)
Net increase in net assets resulting from operations	53,135,018	11,397,257

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(21,261,629)	(21,934,140)
Class B	(83,053)	(166,719)
Class C	(1,131,487)	(1,159,231)

Net realized gain:
Class A	(4,685,181)	(2,377,491)
Class B	(27,936)	(25,548)
Class C	(298,043)	(157,451)
	(27,487,329)	(25,820,580)

Capital Share Transactions:
Proceeds from shares sold:
Class A	39,518,270	33,925,958
Class B	550	114
Class C	8,153,603	4,786,945

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	19,125,817	16,441,608
Class B	84,436	130,489
Class C	1,250,679	1,079,596
	68,133,355	56,364,710

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(43,720,146)	$(85,566,853)
Class B	(1,780,758)	(3,466,023)
Class C	(4,028,713)	(9,482,119)
	(49,529,617)	(98,514,995)
Increase (decrease) in net assets derived from
capital share transactions	18,603,738	(42,150,285)
Net Increase (Decrease) in Net Assets	44,251,427	(56,573,608)

Net Assets:
Beginning of year	576,292,457	632,866,065
End of year	$620,543,884	$576,292,457

Distributions in excess of net investment income	$(150,996)	$(150,996)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,248,656	$3,410,499
Net realized gain	736,277	27,316
Net change in unrealized appreciation (depreciation)	3,068,062	(1,912,414)
Net increase in net assets resulting from operations	7,052,995	1,525,401

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,916,637)	(3,042,351)
Class B	(2,974)	(3,741)
Class C	(332,568)	(366,017)
	(3,252,179)	(3,412,109)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,579,059	14,007,052
Class C	3,942,041	2,568,568

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,210,168	1,999,803
Class B	2,974	3,714
Class C	283,219	282,643
	22,017,461	18,861,780

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,973,276)	$(23,024,565)
Class B	(15,778)	(36,216)
Class C	(2,468,234)	(3,293,158)
	(14,457,288)	(26,353,939)
Increase (decrease) in net assets derived from
capital share transactions	7,560,173	(7,492,159)
Net Increase (Decrease) in Net Assets	11,360,989	(9,378,867)

Net Assets:
Beginning of year	102,008,114	111,386,981
End of year	$113,369,103	$102,008,114

Undistributed net investment income	$2,522	$2,522

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,503,371	$5,703,713
Net realized gain (loss)	(37,455)	901,530
Net change in unrealized appreciation (depreciation)	8,052,212	(4,620,709)
Net increase in net assets resulting from operations	13,518,128	1,984,534

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,569,906)	(4,637,136)
Class B	(72,794)	(116,820)
Class C	(935,918)	(920,280)
	(5,578,618)	(5,674,236)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,963,432	13,547,458
Class B	190	717
Class C	7,092,669	3,701,679

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,294,287	2,968,440
Class B	66,747	98,527
Class C	784,031	738,115
	32,201,356	21,054,936

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,616,517)	$(23,834,496)
Class B	(1,154,495)	(1,224,390)
Class C	(2,732,207)	(5,761,704)
	(18,503,219)	(30,820,590)
Increase (decrease) in net assets derived from
capital share transactions	13,698,137	(9,765,654)
Net Increase (Decrease) in Net Assets	21,637,647	(13,455,356)

Net Assets:
Beginning of year	138,439,717	151,895,073
End of year	$160,077,364	$138,439,717

Distributions in excess of net investment income	$—	$(122)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$12.480	$12.730	$12.180	$12.120	$12.170

0.487	0.492	0.484	0.474	0.495
0.660	(0.198)	0.550	0.107	(0.041)
1.147	0.294	1.034	0.581	0.454

(0.488)	(0.492)	(0.484)	(0.473)	(0.502)
(0.109)	(0.052)	—	(0.048)	(0.002)
(0.597)	(0.544)	(0.484)	(0.521)	(0.504)

$13.030	$12.480	$12.730	$12.180	$12.120

9.41%	2.50%	8.66%	5.04%	3.77%

$577,061	$538,170	$586,651	$559,393	$574,914

0.90%	0.91%	0.93%	0.92%	0.93%
—	—	—	0.01%	0.18%
0.90%	0.91%	0.93%	0.93%	1.11%

0.92%	0.93%	0.93%	0.94%	0.93%
—	—	—	0.01%	0.18%
0.92%	0.93%	0.93%	0.95%	1.11%

3.81%	4.02%	3.89%	4.03%	4.05%

3.79%	4.00%	3.89%	4.01%	4.05%
16%	12%	20%	20%	17%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$12.490	$12.740	$12.190	$12.130	$12.180

0.391	0.400	0.391	0.386	0.403
0.660	(0.197)	0.550	0.107	(0.041)
1.051	0.203	0.941	0.493	0.362

(0.392)	(0.401)	(0.391)	(0.385)	(0.410)
(0.109)	(0.052)	—	(0.048)	(0.002)
(0.501)	(0.453)	(0.391)	(0.433)	(0.412)

$13.040	$12.490	$12.740	$12.190	$12.130

8.59%	1.74%	7.85%	4.26%	2.99%

$2,115	$3,697	$7,234	$9,506	$11,593

1.65%	1.66%	1.68%	1.67%	1.68%
—	—	—	0.01%	0.18%
1.65%	1.66%	1.68%	1.68%	1.86%

1.67%	1.68%	1.68%	1.69%	1.68%
—	—	—	0.01%	0.18%
1.67%	1.68%	1.68%	1.70%	1.86%

3.06%	3.27%	3.14%	3.28%	3.30%

3.04%	3.25%	3.14%	3.26%	3.30%
16%	12%	20%	20%	17%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$12.520	$12.780	$12.220	$12.160	$12.200

0.392	0.401	0.392	0.386	0.403
0.660	(0.207)	0.560	0.107	(0.031)
1.052	0.194	0.952	0.493	0.372

(0.393)	(0.402)	(0.392)	(0.385)	(0.410)
(0.109)	(0.052)	—	(0.048)	(0.002)
(0.502)	(0.454)	(0.392)	(0.433)	(0.412)

$13.070	$12.520	$12.780	$12.220	$12.160

8.58%	1.66%	7.91%	4.25%	3.06%

$41,368	$34,425	$38,981	$34,174	$27,585

1.65%	1.66%	1.68%	1.67%	1.68%
—	—	—	0.01%	0.18%
1.65%	1.66%	1.68%	1.68%	1.86%

1.67%	1.68%	1.68%	1.69%	1.68%
—	—	—	0.01%	0.18%
1.67%	1.68%	1.68%	1.70%	1.86%

3.06%	3.27%	3.14%	3.28%	3.30%

3.04%	3.25%	3.14%	3.26%	3.30%
16%	12%	20%	20%	17%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.130	$11.290	$10.820	$10.720	$10.610

0.355	0.375	0.376	0.384	0.414
0.400	(0.160)	0.469	0.100	0.110
0.755	0.215	0.845	0.484	0.524

(0.355)	(0.375)	(0.375)	(0.384)	(0.414)
(0.355)	(0.375)	(0.375)	(0.384)	(0.414)

$11.530	$11.130	$11.290	$10.820	$10.720

6.88%	2.02%	7.96%	4.67%	5.00%

$97,032	$87,924	$96,568	$78,021	$58,465
0.84%	0.84%	0.82%	0.75%	0.75%

0.94%	0.95%	0.96%	0.97%	0.95%
3.12%	3.43%	3.42%	3.62%	3.83%

3.02%	3.32%	3.28%	3.40%	3.63%
21%	24%	22%	12%	27%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.170	$11.330	$10.850	$10.750	$10.640

0.259	0.283	0.284	0.295	0.322
0.400	(0.160)	0.479	0.100	0.110
0.659	0.123	0.763	0.395	0.432

(0.259)	(0.283)	(0.283)	(0.295)	(0.322)
(0.259)	(0.283)	(0.283)	(0.295)	(0.322)

$11.570	$11.170	$11.330	$10.850	$10.750

5.96%	1.16%	7.14%	3.79%	4.10%

$127	$135	$170	$317	$908
1.69%	1.69%	1.67%	1.60%	1.60%

1.69%	1.70%	1.71%	1.72%	1.70%
2.27%	2.58%	2.57%	2.77%	2.98%

2.27%	2.57%	2.53%	2.65%	2.88%
21%	24%	22%	12%	27%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.160	$11.320	$10.840	$10.740	$10.630

0.259	0.283	0.283	0.295	0.322
0.400	(0.160)	0.479	0.100	0.110
0.659	0.123	0.762	0.395	0.432

(0.259)	(0.283)	(0.282)	(0.295)	(0.322)
(0.259)	(0.283)	(0.282)	(0.295)	(0.322)

$11.560	$11.160	$11.320	$10.840	$10.740

5.96%	1.16%	7.14%	3.78%	4.10%

$16,210	$13,949	$14,649	$11,276	$7,126
1.69%	1.69%	1.67%	1.60%	1.60%

1.69%	1.70%	1.71%	1.72%	1.70%
2.27%	2.58%	2.57%	2.77%	2.98%

2.27%	2.57%	2.53%	2.65%	2.88%
21%	24%	22%	12%	27%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.490	$10.710	$9.910	$10.000	$10.180

0.420	0.430	0.415	0.422	0.418
0.596	(0.222)	0.798	(0.091)	(0.180)
1.016	0.208	1.213	0.331	0.238

(0.426)	(0.428)	(0.413)	(0.421)	(0.418)
(0.426)	(0.428)	(0.413)	(0.421)	(0.418)

$11.080	$10.490	$10.710	$9.910	$10.000

9.86%	2.12%	12.46%	3.63%	2.35%

$124,717	$108,830	$119,038	$107,951	$116,999
0.89%	0.91%	0.93%	0.89%	0.89%

0.97%	0.98%	0.98%	0.97%	0.97%
3.89%	4.20%	4.02%	4.49%	4.11%

3.81%	4.13%	3.97%	4.41%	4.03%
13%	5%	11%	12%	10%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.510	$10.720	$9.920	$10.010	$10.190

0.340	0.354	0.338	0.352	0.341
0.586	(0.212)	0.798	(0.091)	(0.179)
0.926	0.142	1.136	0.261	0.162

(0.346)	(0.352)	(0.336)	(0.351)	(0.342)
(0.346)	(0.352)	(0.336)	(0.351)	(0.342)

$11.090	$10.510	$10.720	$9.920	$10.010

8.93%	1.46%	11.62%	2.86%	1.58%

$1,928	$2,892	$4,130	$4,995	$5,907
1.64%	1.66%	1.68%	1.64%	1.64%

1.72%	1.73%	1.73%	1.72%	1.72%
3.14%	3.45%	3.27%	3.74%	3.36%

3.06%	3.38%	3.22%	3.66%	3.28%
13%	5%	11%	12%	10%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.510	$10.730	$9.930	$10.020	$10.200

0.340	0.354	0.338	0.352	0.342
0.596	(0.222)	0.798	(0.091)	(0.181)
0.936	0.132	1.136	0.261	0.161

(0.346)	(0.352)	(0.336)	(0.351)	(0.341)
(0.346)	(0.352)	(0.336)	(0.351)	(0.341)

$11.100	$10.510	$10.730	$9.930	$10.020

9.03%	1.36%	11.61%	2.85%	1.58%

$33,432	$26,718	$28,727	$24,740	$28,849
1.64%	1.66%	1.68%	1.64%	1.64%

1.72%	1.73%	1.73%	1.72%	1.72%
3.14%	3.45%	3.27%	3.74%	3.36%

3.06%	3.38%	3.22%	3.66%	3.28%
13%	5%	11%	12%	10%

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	August 31, 2012

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund or collectively as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Open-end investment companies are valued at their published net asset value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2009–August 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by a Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the year ended August 31, 2012.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended August 31, 2012.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended August 31, 2012, the Funds earned the following under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$240	$52	$79

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 28, 2012. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended August 31, 2012, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$29,346	$5,323	$7,264

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through December 28, 2012 to 0.15% of average daily net assets.

At August 31, 2012, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fees
payable to DMC	$275,063	$55,668	$67,795
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	14,436	2,633	3,691
Distribution fees payable
to DDLP	158,042	25,911	55,636
Other expenses payable to
DMC and affiliates*	10,211	2,138	3,247

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$16,515	$3,007	$4,077

For the year ended August 31, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$77,384	$12,143	$40,721

For the year ended August 31, 2012, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$0	$0	$3,125
Class B	358	0	652
Class C	592	284	1,295

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$113,707,693	$33,119,107	$35,222,578
Sales	92,783,822	22,504,384	19,105,735

At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$569,187,915	$105,255,165	$150,862,894
Aggregate unrealized appreciation	$51,867,627	$8,280,897	$10,016,382
Aggregate unrealized depreciation	(20,100)	(30,704)	(222,655)
Net unrealized appreciation	$51,847,527	$8,250,193	$9,793,727

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of the each Fund’s investments by fair value hierarchy levels as of August 31, 2012:

Delaware Tax-Free Minnesota Fund
Level 2
Municipal Bonds	$619,070,442
Short-Term Investments	1,965,000
Total	$621,035,442

	Delaware Tax-Free Minnesota Intermediate Fund
		Level 2
Municipal Bonds		$113,505,358

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$159,227,092	$159,227,092
Short-Term Investments	429,529	1,000,000	1,429,529
Total	$429,529	$160,227,092	$160,656,621

During the year ended August 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2012 and 2011 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year Ended 8/31/12
Ordinary income	$99,433	$3,837	$83,396
Tax-exempt income	22,376,736	3,248,342	5,495,222
Long-term capital gain	5,011,160	—	—
Total	$27,487,329	$3,252,179	$5,578,618

Year Ended 8/31/11
Ordinary income	$1,050,612	$10,335	$9,171
Tax-exempt income	23,194,282	3,401,774	5,665,065
Long-term capital gain	1,575,686	—	—
Total	$25,820,580	$3,412,109	$5,674,236

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

As of August 31, 2012, the components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$565,231,623	$105,093,096	$153,706,617
Distributions payable	(537,798)	(77,922)	(138,127)
Undistributed ordinary income	548,251	—	—
Undistributed long-term capital gains	3,067,479	23,292	—
Undistributed tax-exempt income	386,802	80,444	138,127
Capital loss carryforwards	—	—	(3,404,628)
Qualified late year losses deferred	—	—	(18,352)
Unrealized appreciation of investments	51,847,527	8,250,193	9,793,727
Net assets	$620,543,884	$113,369,103	$160,077,364

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payable.

Qualified late year losses represent losses realized on investment transactions from November 1, 2011 through August 31, 2012 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and capital loss carryforwards expired. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2012 the Funds recorded the following reclassifications:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Paid-in capital	$—	$—	$(25,904)
Undistributed (Distributions in excess of)
net investment income	68,506	3,523	75,369
Accumulated net realized gain (loss)	(68,506)	(3,523)	(49,465)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $25,904 expired in 2012 for Delaware Minnesota High- Yield Municipal Bond Fund. In 2012, the Funds utilized capital loss carryforwards as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$—	$517,048	$—

Capital loss carryforwards remaining at August 31, 2012 will expire as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
Year of Expiration	Minnesota Fund	Intermediate Fund	Bond Fund
2015	$—	$—	$ 96,079
2016	—	—	198,826
2017	—	—	129,724
2018	—	—	2,974,512
Total	$—	$—	$3,399,141

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. Losses incurred that will be carried forward under the Act are as follows:

Delaware Minnesota
High-Yield Municipal
Bond Fund
Long-term	$5,487

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware Tax-Free		Delaware Minnesota
	Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11
Shares sold:
Class A	3,091,804	2,784,944	1,383,234	1,278,854	1,931,325	1,315,787
Class B	36	9	—	—	18	70
Class C	632,910	389,789	345,207	233,759	651,422	355,964

Shares issued upon reinvestment of dividends and distributions:
Class A	1,504,779	1,346,957	194,658	182,978	304,071	289,772
Class B	6,665	10,683	262	339	6,170	9,606
Class C	98,132	88,175	24,905	25,813	72,228	71,925
	5,334,326	4,620,557	1,948,266	1,721,743	2,965,234	2,043,124

Shares redeemed:
Class A	(3,426,551)	(7,071,017)	(1,061,511)	(2,115,142)	(1,349,135)	(2,349,386)
Class B	(140,567)	(282,324)	(1,396)	(3,322)	(107,644)	(119,593)
Class C	(315,576)	(779,160)	(217,764)	(303,643)	(253,002)	(563,750)
	(3,882,694)	(8,132,501)	(1,280,671)	(2,422,107)	(1,709,781)	(3,032,729)
Net increase (decrease)	1,451,632	(3,511,944)	667,595	(700,364)	1,255,453	(989,605)

For the years ended August 31, 2012 and 2011, the following shares and values were converted from Class B shares to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	100,968	101,119	$1,278,778	175,162	175,266	$2,154,184
Delaware Tax-Free Minnesota
Intermediate Fund	132	133	1,499	1,576	1,580	17,494
Delaware Minnesota High-Yield
Municipal Bond Fund	30,819	30,882	330,849	46,556	46,619	480,052

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of August 31, 2012 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At August 31, 2012, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

9. Credit and Market Risk (continued)

a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At August 31, 2012, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
14%	14%	10%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of August 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Tax Free Funds, Voyageur Intermediate Tax Free Funds and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2012

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for each of the Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements (continued)

the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry awards, including being named best fund family for 2011 by Barron’s and best mixed asset small company by Lipper for the second year in a row. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Minnesota High-Yield Municipal Bond Fund — Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes-one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the first quartile of its Performance Universe and the Fund’s total return for the five-year period was in the second quartile. When compared to other high yield municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of the Performance Universe and the Fund’s total return for the five- and ten-year periods was in the first quartile. The Board observed that, when compared to other high yield municipal debt funds, the Fund’s shorter-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware Tax-Free Minnesota Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements (continued)

Delaware Minnesota High-Yield Municipal Bond Fund — When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of the Expense Group and its total expenses were in the quartile with the highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of the Expense. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in total expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund - The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Delaware Minnesota High-Yield Municipal Bond Fund and Delaware Tax-Free Minnesota Intermediate Fund have not reached a size at which they can take advantage of breakpoints, the Board recognized that each Fund’s fee was structured so that when the Fund grows, economies of scale may be shared. The Board also noted that the Delaware Tax-Free Minnesota Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Tax Information

The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Tax Information (continued)

For the fiscal year ended August 31, 2012, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Long-Term	Ordinary	Tax-Exempt
	Capital Gain	Income	Income	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Minnesota Fund	18.23%	0.36%	81.41%	100.00%
Delaware Tax-Free Minnesota
Intermediate Fund	—	0.12%	99.88%	100.00%
Delaware Minnesota High-Yield
Municipal Bond Fund	—	1.50%	98.50%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	71	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	71	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	71	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	71	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Private Investor	71	None
(2004–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer —	71	Trust Manager — Camden
Banco Itaú Europa		Property Trust
International		(since August 2011)
(since April 2012)

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	71	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(January 2005–July 2012)

Founder	71	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
P/E Investments		(2003–2008)
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	71	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	71	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	71	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	71	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett1
     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $12,300 for the fiscal year ended August 31, 2012.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $12,400 for the fiscal year ended August 31, 2011.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $2,250 for the fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax review.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,092,966 and $0 for the registrant’s fiscal years ended August 31, 2012 and August 31, 2011, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 2, 2012